Property, Plant and Equipment (Summary of Reconciliation of Changes in Property Plant and Equipment) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	$ 1,267	$ 1,162
Acquisitions (Note 25)	7	140
Additions	2,465	2,253
Additions - ROU	409	281
Disposals	51	46
Transfers	0	0
Foreign currency translation and other	(24)	2
Depreciation	(1,415)	(1,320)
Depreciation - ROU	388	339
Impairment	309
Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	20,605
Ending balance	21,194	20,605
Land Improvements 1 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	30	28
Acquisitions (Note 25)	0	12
Additions	1	17
Additions - ROU	1	0
Disposals	6	9
Transfers	26	35
Foreign currency translation and other	12	5
Depreciation	(39)	(35)
Depreciation - ROU	2	2
Impairment	$ 19
Useful Life Range	1 – 85
Land Improvements 1 [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 1,173
Ending balance	1,145	1,173
Buildings and Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	396	384
Acquisitions (Note 25)	2	40
Additions	5	9
Additions - ROU	70	51
Disposals	7	13
Transfers	188	163
Foreign currency translation and other	32	2
Depreciation	(184)	(185)
Depreciation - ROU	60	58
Impairment	$ 10
Useful Life Range	1 – 70
Buildings and Improvements [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 5,956
Ending balance	5,980	5,956
Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	841	750
Acquisitions (Note 25)	5	23
Additions	37	25
Additions - ROU	338	230
Disposals	37	24
Transfers	1,401	1,281
Foreign currency translation and other	94	55
Depreciation	(1,054)	(1,006)
Depreciation - ROU	326	279
Impairment	$ 148
Useful Life Range	1 – 80
Machinery And Equipment [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 10,267
Ending balance	10,486	10,267
Mine development costs [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	0	0
Acquisitions (Note 25)	0	0
Additions	0	0
Additions - ROU	0	0
Disposals	0	0
Transfers	237	170
Foreign currency translation and other	3	30
Depreciation	(138)	(94)
Depreciation - ROU	0	0
Impairment	$ 95
Useful Life Range	1 – 60
Mine development costs [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 1,108
Ending balance	1,115	1,108
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment - ROU assets - IFRS Adjustment	0	0
Acquisitions (Note 25)	0	65
Additions	2,422	2,202
Additions - ROU	0	0
Disposals	1	0
Transfers	(1,852)	(1,649)
Foreign currency translation and other	(165)	(90)
Depreciation	0	0
Depreciation - ROU	0	0
Impairment	37
Assets Under Construction [Member] | Owned [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,101
Ending balance	$ 2,468	$ 2,101